Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Assignments and Participations	$ 61,667	$ 77,400	$ 157,242
Gains (losses)	$ (625)	$ 181	$ 806